Segregated Funds	12 Months Ended
Dec. 31, 2021
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Segregated Funds
Note 22    Segregated Funds
The Company manages a number of segregated funds on behalf of policyholders. Policyholders are provided with the opportunity to invest in different categories of segregated funds that respectively hold a range of underlying investments. The Company retains legal title to the underlying investments; however, returns from these investments belong to the policyholders. Accordingly, the Company does not bear the risk associated with these assets outside of guarantees offered on certain variable life and annuity products. The “Risk Management and Risk Factors” section of the Company’s 2021 MD&A provides information regarding the variable annuity and segregated fund guarantees.
The composition of net assets by categories of segregated funds was within the following ranges for the years ended December 31, 2021 and 2020.

Ranges in per cent
Type of fund	2021	2020
Money market funds	2% to 3%	2% to 3%
Fixed income funds	14% to 15%	14% to 16%
Balanced funds	22% to 23%	23% to 24%
Equity funds	60% to 62%	58% to 60%
Money market funds consist of investments that have a term to maturity of less than one year. Fixed income funds primarily consist of investments in fixed grade income securities and may contain smaller investments in diversified equities or high-yield bonds. Relative to fixed income funds, balanced funds consist of fixed income securities and a larger equity investment component. The types of equity funds available to policyholders range from low volatility equity funds to aggressive equity funds. Equity funds invest in a varying mix of Canadian, U.S. and global equities.
The underlying investments of the segregated funds consist of both individual securities and mutual funds (collectively “net assets”), some of which may be structured entities. The carrying value and change in segregated funds net assets are as follows. Fair value related information of segregated funds is disclosed in note 3(g).
Segregated funds net assets

As at December 31,	2021	2020
Investments at market value
Cash and short-term securities	$3,955	$4,054
Debt securities	18,651	17,913
Equities	16,844	14,227
Mutual funds	354,882	326,889
Other investments	4,613	4,599
Accrued investment income	2,340	1,670
Other assets and liabilities, net	(1,089)	(1,543)
Total segregated funds net assets	$400,196	$367,809
Composition of segregated funds net assets
Held by policyholders	$399,788	$367,436
Held by the Company	408	373
Total segregated funds net assets	$400,196	$367,809
Changes in segregated funds net assets

For the years ended December 31,	2021	2020
Net policyholder cash flow
Deposits from policyholders	$44,548	$38,898
Net transfers to general fund	(732)	(1,515)
Payments to policyholders	(52,182)	(44,818)
	(8,366)	(7,435)
Investment related
Interest and dividends	24,092	16,775
Net realized and unrealized investment gains (losses)	21,549	24,514
	45,641	41,289
Other
Management and administration fees	(4,115)	(3,942)
Impact of changes in foreign exchange rates	(773)	(5,580)
	(4,888)	(9,522)
Net additions (deductions)	32,387	24,332
Segregated funds net assets, beginning of year	367,809	343,477
Segregated funds net assets, end of year	$400,196	$367,809
Segregated funds assets may be exposed to a variety of financial and other risks. These risks are primarily mitigated by investment guidelines that are actively monitored by professional and experienced portfolio advisors. The Company is not exposed to these risks beyond the liabilities related to guarantees associated with certain variable life and annuity products. Accordingly, the Company’s exposure to loss from segregated fund products is limited to the value of these guarantees.
These guarantees are recorded within the Company’s insurance contract liabilities. Assets supporting these guarantees are recognized in invested assets according to their investment type.